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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-04058
Registrant Name: The Korea Fund, Inc.
Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111
Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York,
New York 10105
Registrant’s telephone number, including area code: 212-739-3371
Date of Fiscal Year End: June 30, 2009
Date of Reporting Period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
The Korea Fund, Inc. Schedule of Investments
March 31, 2009 (unaudited)

Shares		Value*

COMMON STOCK—97.3%
Auto Components—1.6%
433,700	Hankook Tire Co., Ltd. (d)	$4,172,455

Chemicals—2.2%
25,751	KCC Corp.	5,688,681

Commercial Banks—5.1%
154,620	KB Financial Group, Inc. (b)	3,740,211
767,013	Korea Exchange Bank	3,486,458
330,112	Shinhan Financial Group Co., Ltd. (b)	5,971,081

		13,197,750

Commercial Services & Supplies—2.1%
165,162	S1 Corp.	5,555,120

Communications—2.2%
202,243	KT Corp.	5,627,110

Construction & Engineering—10.3%
261,533	Heerim Architects & Planners	1,949,371
264,765	Hyundai Development Co.	6,510,676
227,792	Hyundai Engineering & Construction Co., Ltd. (d)	9,819,110
370,477	Korea Plant Service & Engineering Co., Ltd.	8,255,771

		26,534,928

Consumer Discretionary—2.1%
12,609	Amorepacific Corp.	5,584,291

Consumer Finance—1.7%
190,832	Samsung Card Co., Ltd.	4,370,281

Diversified Consumer Services—4.6%
328,261	LG Corp.	11,827,354

Electrical Equipment—3.2%
402,000	LG Display Co., Ltd.	8,204,778

Electronic Equipment & Instruments—5.4%
147,220	LG Electronics, Inc. (d)	9,794,967
130,281	SFA Engineering Corp.	4,076,216

		13,871,183

Financial Services—2.7%
559,040	Woori Investment & Securities Co., Ltd.	6,923,750

Food & Staples Retailing—5.0%
170,500	Binggrae Co., Ltd.	5,190,001
33,839	CJ Home Shopping	1,367,574
23,873	Nong Shim Co., Ltd. (d)	3,719,930
8,262	Shinsegae Co., Ltd.	2,594,854

		12,872,359

The Korea Fund, Inc. Schedule of Investments
March 31, 2009 (unaudited)

Shares		Value*

Insurance—2.1%
47,244	Samsung Fire & Marine Insurance Co., Ltd.	$5,502,058

Internet Software & Services—8.2%
406,616	CJ Internet Corp.	4,814,853
334,515	LG Dacom Corp.	4,250,169
115,191	NCSoft Corp. (d)	7,763,507
38,687	NHN Corp. (b)	4,262,777

		21,091,306

Media—1.4%
30,373	Cheil Worldwide, Inc.	3,636,054

Metals & Mining—4.6%
65,528	Dongkuk Steel Mill Co., Ltd.	1,218,277
40,314	POSCO	10,742,848

		11,961,125

Pharmaceuticals—2.5%
47,984	Yuhan Corp.	6,436,051

Semi-conductors—13.8%
86,417	Samsung Electronics Co., Ltd.	35,703,790

Tobacco—4.0%
185,287	KT&G Corp.	10,227,270

Wholesale—6.9%
519,515	Daewoo International Corp.	9,405,244
290,800	Samsung C & T Corp.	8,439,730

		17,844,974

Wireless Telecommunications Services—5.6%
1,049,293	LG Telecom Ltd.	6,426,393
56,944	SK Telecom Co., Ltd.	7,920,690

		14,347,083

	Total Common Stock (cost—$235,039,972)	251,179,751

SHORT-TERM INVESTMENT—8.5%
Collateral Invested for Securities on Loan (c)(e)—8.5%
23,033,924	BNY Institutional Cash Reserves Fund, 0.193% (cost—$23,033,924)	21,910,157

	Total Investments (cost—$258,073,896) (a)—105.8%	273,089,908
	Liabilities in excess of other assets—(5.8)%	(15,058,364)

	Net Assets—100%	$258,031,544

Notes to Schedule of Investments:
* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors or persons acting at their discretion pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For Korean equity securities (with rare exceptions), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.
(a) Securities with an aggregate value of $251,179,751, representing 97.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b) Non-income producing.
(c) Security purchased with cash proceeds from securities on loan.
(d) All or portion of securities on loan with an aggregate market value of $22,031,249; cash collateral of $23,033,924 was received with which the Fund purchased short-term investments.
(e) In connection with the Fund’s cash collateral in BNY Institutional Cash Reserves Fund (“CR”) at September 12, 2008, the Fund may be subject to losses on investments in certain Lehman Brothers securities held in CR.

Fair Value Measurements— The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	273,089,908
Level 3 - Significant Unobservable Inputs	—

Total	$273,089,908

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: May 28, 2009

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: May 28, 2009

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 28, 2009